VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND

Schedule of Investments

July 31, 2025 (unaudited)

103.04%	OPTIONS PURCHASED
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
101.08%
	CALL
	SPDR S&P 500 ETF	215	13,589,720	0.01	01/19/2028	13,480,823
	SPDR S&P 500 ETF	3,578	226,158,224	0.01	05/19/2027	224,388,408
	SPDR S&P 500 ETF	1,075	67,948,600	0.01	07/15/2026	67,570,660
	SPDR S&P 500 ETF	679	42,918,232	0.01	11/19/2025	42,832,461
	SPDR S&P 500 ETF	830	52,462,640	0.01	04/21/2027	52,052,088
						400,324,440
1.96%	PUT
	SPDR S&P 500 ETF	526	33,247,408	592.78	01/21/2026	698,961
	SPDR S&P 500 ETF	526	33,247,408	612.92	02/18/2026	984,482
	SPDR S&P 500 ETF	526	33,247,408	567.13	03/18/2026	640,335
	SPDR S&P 500 ETF	526	33,247,408	525.66	04/15/2026	463,727
	SPDR S&P 500 ETF	526	33,247,408	597.44	06/17/2026	1,124,352
	SPDR S&P 500 ETF	526	33,247,408	624.22	07/14/2026	1,510,005
	SPDR S&P 500 ETF	526	33,247,408	560.62	08/20/2025	23,741
	SPDR S&P 500 ETF	526	33,247,408	590.5	11/19/2025	465,112
	SPDR S&P 500 ETF	526	33,247,408	586.28	12/17/2025	531,413
	SPDR S&P 500 ETF	526	33,247,408	582.3	10/15/2025	274,320
	SPDR S&P 500 ETF	526	33,247,408	561.4	09/17/2025	106,626
	SPDR S&P 500 ETF	526	33,247,408	582.86	05/20/2026	921,255
						7,744,329
103.04%	TOTAL OPTIONS PURCHASED
						408,068,769
0.10%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.170%(B)			414,756		414,756
103.14%	TOTAL INVESTMENTS					408,483,525

(3.14%)	Liabilities in excess of other assets					(12,451,035)
100.00%	NET ASSETS
						$396,032,490

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2025

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND

Schedule of Options Written

July 31, 2025 (unaudited)

(3.09%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(2.09%) CALL
SPDR S&P 500 ETF	526	(33,247,408)	708.03	02/18/2026 $	(211,433)
SPDR S&P 500 ETF	526	(33,247,408)	652.96	03/18/2026	(1,370,380)
SPDR S&P 500 ETF	526	(33,247,408)	624.43	04/15/2026	(2,479,975)
SPDR S&P 500 ETF	526	(33,247,408)	691.43	06/17/2026	(904,142)
SPDR S&P 500 ETF	526	(33,247,408)	720.92	07/15/2026	(501,670)
SPDR S&P 500 ETF	526	(33,247,408)	645.17	08/20/2025	(130,925)
SPDR S&P 500 ETF	526	(33,247,408)	667.69	10/15/2025	(159,198)
SPDR S&P 500 ETF	526	(33,247,408)	674.65	11/19/2025	(241,518)
SPDR S&P 500 ETF	526	(33,247,408)	684.48	12/17/2025	(246,599)
SPDR S&P 500 ETF	526	(33,247,408)	639.21	09/17/2025	(526,956)
SPDR S&P 500 ETF	526	(33,247,408)	676.46	05/20/2026	(1,097,915)
SPDR S&P 500 ETF	526	(33,247,408)	683.05	01/21/2026	(393,220)
					(8,263,931)
(1.00%) PUT
SPDR S&P 500 ETF	526	(33,247,408)	551.63	02/18/2026	(475,625)
SPDR S&P 500 ETF	526	(33,247,408)	510.42	03/18/2026	(343,859)
SPDR S&P 500 ETF	526	(33,247,408)	473.09	04/15/2026	(274,442)
SPDR S&P 500 ETF	526	(33,247,408)	537.7	06/17/2026	(626,530)
SPDR S&P 500 ETF	526	(33,247,408)	561.8	07/15/2026	(847,845)
SPDR S&P 500 ETF	526	(33,247,408)	504.56	08/20/2025	(8,867)
SPDR S&P 500 ETF	526	(33,247,408)	531.45	11/19/2025	(187,077)
SPDR S&P 500 ETF	526	(33,247,408)	527.65	12/17/2025	(234,411)
SPDR S&P 500 ETF	526	(33,247,408)	524.07	10/15/2025	(101,341)
SPDR S&P 500 ETF	526	(33,247,408)	505.26	09/17/2025	(39,196)
SPDR S&P 500 ETF	526	(33,247,408)	524.57	05/20/2026	(508,751)
SPDR S&P 500 ETF	526	(33,247,408)	533.5	01/21/2026	(330,751)
					(3,978,695)
(3.09%) TOTAL OPTIONS WRITTEN
					(12,242,626)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED		$-	$408,068,769	$-	408,068,769
MONEY MARKET FUND		414,756	-	-	414,756
TOTAL INVESTMENTS		$414,756	$408,068,769	$ - $	408,483,525

OPTIONS WRITTEN		-	(12,242,626)	-	(12,242,626)
TOTAL SHORT INVESTMENTS		-	(12,242,626)	-	(12,242,626)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $328,092,468, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,495,663
Gross unrealized depreciation	(15,347,232)
Net unrealized appreciation	$68,148,431